BUSINESS COMBINATION	12 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
BUSINESS COMBINATION

3. BUSINESS COMBINATION

In April 2025, the Company acquired 100% of the issued shares of Top Spin, a BVI incorporated entity that indirectly holds an 80% equity interest in Care U, a Hong Kong incorporated entity through a 100% owned intermediate holding company, Performance Plus, a BVI incorporated entity, from an independent third party for a total consideration of HKD78,923,708 (US$10,118,424). Additionally, a contingent consideration asset of HK$1,680,000 (US$215,385) was recognized at fair value, representing a profit guarantee from the seller if Care U’s net income for year ending June 30, 2026 and 2027 falls below an agreed target. The acquisition was completed in April 2025. The acquisition enhances the Company’s position in the professional nursing services sector by expanding its service offerings, market presence in Hong Kong and generating synergies from operational efficiencies, expanded client base, and assembled workforce. The acquisition has been accounted for as acquisition of business using the acquisition method.

Below are the assets acquired and liabilities recognized at the date of acquisition:

HKD

Cash and cash equivalents	3,486,325
Accounts receivable, net	8,244,364
Prepayments and other current assets	239,901
Property and equipment, net	2,222
Intangible assets	31,250,000
Accounts payable	(3,253,143)
Accrued expenses and other current liabilities	(7,351,141)
Income tax payable	(4,650)
Deferred tax liabilities	(5,156,250)
27,457,628

The accounts receivables acquired with a fair value of HKD8,244,364 at the date of acquisition had gross contractual amounts of HKD8,244,364. No allowance for expected credit losses was provided as the Company is not aware of any collection risk on the balance.

HKD
Consideration transferred
- Cash	72,950,000
- Shares, by issuing 2,980,000 ordinary shares	5,973,708
78,923,708

Non-controlling interest	19,730,927

Less: recognized amounts of net assets acquired	(27,457,628)
contingent consideration asset from the seller	(1,680,000)

Goodwill arising from acquisition	69,517,007
Goodwill arising from acquisition (US$)	8,912,437

Acquisition-related costs amounting to HKD160,000 (US$20,513) have been excluded from the consideration transferred and have been recognized as expense in the consolidated statements of operations, classified within general and administrative.

The non-controlling interest represents 20% in the interest of Performance Plus which was recognized at the acquisition date and measured by reference to the fair value of the non-controlling interest.

HKD
Net cash outflow on acquisition
- Cash consideration paid	72,950,000
- Less: cash and cash equivalents acquired	(3,486,325)
69,463,675

Included in the net loss for the year is net income of HKD126,702 (US$16,244) attributable to the additional business generated by Top Spin. Revenue for the year includes HKD8,185,119 (US$1,049,374) generated from Top Spin.

Had the acquisition of Top Spin been completed on July 1, 2024, revenue for the year of the Company would have been HKD127,903,458 (US$16,397,879), and net loss for the year of the Company would have been HKD9,449,688 (US$1,211,498). The pro forma information is for illustrative purposes only and is not necessarily an indication of revenue and net loss of the Company that actually would have been achieved had the acquisition been completed on July 1, 2024, nor is it intended to be a projection of future results.

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS